Summary of Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Summary of Material Accounting Policies
Consolidation

Consolidation

Subsidiaries - The company’s consolidated financial statements include the assets, liabilities, equity, income, expenses and cash flows of the holding company and its subsidiaries. A subsidiary is an entity that the company controls. The company controls an entity when it has power over the entity, is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Assessment of control is based on the substance of the relationship between the company and the entity and includes consideration of both existing voting rights and, if applicable, potential voting rights that are currently exercisable or convertible. The operating results of subsidiaries acquired are included in the consolidated financial statements from the date control is acquired (typically the acquisition date), and the operating results of subsidiaries divested are included up to the date control ceased. Any difference between the fair value of the consideration received and the carrying value of a divested subsidiary is recognized in the consolidated statement of earnings, and foreign currency translation gains (losses) of that subsidiary are recycled from accumulated other comprehensive income (loss) to the consolidated statement of earnings.

The consolidated financial statements were prepared as of December 31, 2023 and 2022 based on individual holding companies’ and subsidiaries’ financial statements at those dates. Accounting policies of subsidiaries have been aligned with those of the company where necessary. The company’s significant operating subsidiaries are identified in note 27.

Non-controlling interests - Subsequent to initial recognition in a business combination, the carrying value of non-controlling interests is adjusted for the non-controlling interest’s share of the subsidiary’s comprehensive income (loss) and equity transactions. A non-controlling interest’s share of such adjustments is based on its present ownership interest in the subsidiary after consideration of any applicable shareholders’ agreements and other contractual arrangements. Effects of transactions with non-controlling interests are recorded in common shareholders’ equity if there is no change in control.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition method of accounting whereby the consideration transferred is measured at fair value at the date of acquisition. This consideration may include cash paid and the fair value at the date of exchange of assets given, liabilities assumed and equity instruments issued by the company or its subsidiaries. Directly attributable acquisition-related costs are recorded in other insurance operating expenses, non-insurance expenses or corporate and other expenses in the consolidated statement of earnings as incurred. At the date of acquisition, the company recognizes the identifiable assets acquired, the liabilities assumed and any non-controlling interest in the acquired business. The identifiable assets acquired and liabilities assumed are initially recognized at fair value. For each business combination the company determines whether to initially record non-controlling interest at fair value or as the proportionate share of the identifiable net assets of the acquired subsidiary. If the consideration transferred is less than the fair value of identifiable net assets acquired, the excess is recognized in the consolidated statement of earnings.

An existing equity interest in an acquired subsidiary is remeasured to fair value at the date of the business combination with any gain or loss recognized in net gains (losses) on investments or in gain on consolidation of insurance subsidiaries in the consolidated statement of earnings.

Goodwill and intangible assets

Goodwill and intangible assets

Goodwill - Goodwill is recorded as the excess of consideration transferred over the fair value of the identifiable net assets acquired in a business combination, less accumulated impairment charges, and is allocated to the cash-generating units expected to benefit from the acquisition for impairment testing. Goodwill is assessed annually for impairment or more frequently if there are indicators of impairment by comparing the carrying value of a cash-generating unit, inclusive of its allocated goodwill, to its recoverable amount, with any goodwill impairment measured as the excess of the carrying amount over the recoverable amount. An impairment loss is recorded in other insurance operating expenses or non - insurance expenses in the consolidated statement of earnings. Goodwill is derecognized on disposal of a cash-generating unit to which goodwill was previously allocated.

Intangible assets - Intangible assets are comprised primarily of customer and broker relationships, brand names, Lloyd’s participation rights, computer software (including enterprise systems) and other acquired identifiable non-monetary assets without physical form.

Intangible assets are initially recognized at cost, or at fair value when acquired through a business combination. Intangible assets with a finite life are subsequently measured at cost less accumulated amortization and impairment, where amortization is calculated using the straight-line method over the estimated useful life, and carrying value is re-assessed when there are indicators of impairment. Indefinite-lived intangible assets are not subject to amortization and are assessed annually for impairment or more frequently if there are indicators of impairment. When the carrying value of an intangible asset exceeds its recoverable amount, an impairment loss is recorded in other insurance operating expenses or non-insurance expenses in the consolidated statement of earnings.

The estimated useful lives of the company’s intangible assets are as follows:

Customer and broker relationships	8 to 20 years
Brand names and Lloyd’s participation rights	Indefinite
Computer software	3 to 15 years

Brand names and Lloyd’s participation rights are considered to be indefinite-lived based on their strength, history and expected future use.

Investment in associates

Investments in associates

Investments in associates are accounted for using the equity method and are comprised of investments in corporations, limited partnerships and trusts where the company has the ability to exercise significant influence but not control. An investment in associate is initially recognized at cost and adjusted thereafter for the post-acquisition change in the company’s share of net assets of the associate. The company’s share of profit (loss) and share of other comprehensive income (loss) of associates are reported in the corresponding lines in the consolidated statement of earnings and consolidated statement of comprehensive income, respectively. An existing equity interest in an acquired associate is remeasured to fair value at the date significant influence is obtained and included in the carrying value of the associate.

The fair value of associates is estimated at each reporting date using valuation techniques consistent with those applied to the company’s other investments in equity instruments. See “Determination of fair value” under the heading of “Investments” in this note for further details. If there is objective evidence that the carrying value of an associate is impaired, it is written down to its recoverable amount, being the higher of the associate’s fair value and value-in-use. The unrealized impairment loss is recognized in share of profit (loss) of associates in the consolidated statement of earnings. An impairment loss is reversed in future periods if the circumstances that led to the impairment no longer exist. The reversal is limited to restoring the carrying value to what it would have been had no impairment loss been recognized in prior periods.

Upon loss of significant influence, any retained equity interest classified as a financial asset is remeasured to fair value and all amounts previously recognized in other comprehensive income (loss) are recycled to the consolidated statement of earnings except those related to defined benefit pension or post retirement plans which are reclassified to retained earnings. Gains and losses on loss of significant influence or disposition of an associate are recognized in net gains (losses) on investments in the consolidated statement of earnings.

Investments in joint ventures

Investments in joint ventures

Investments in joint ventures are accounted for using the equity method (as described in the preceding paragraphs) and are comprised of investments in corporations and limited partnerships where the company has joint control together with one or more third parties by contractual agreement. Joint control requires the unanimous consent of all parties sharing control to make decisions regarding the joint venture’s relevant activities. When a subsidiary constituting a business is contributed to a joint venture, any gain or loss on derecognition of the subsidiary, including recycling of applicable amounts in accumulated other comprehensive income (loss) and remeasurement to fair value of any retained interest in the subsidiary, is recognized in the consolidated statement of earnings. Upon loss of joint control, any retained equity interest classified as a financial asset is remeasured to fair value and all amounts previously recognized in other comprehensive income (loss) are reclassified to the consolidated statement of earnings except those related to defined benefit pension or post retirement plans which are reclassified to retained earnings. Gains and losses on loss of joint control or disposition of a joint venture are recognized in net gains (losses) on investments in the consolidated statement of earnings. Investments in joint ventures and all related activity are presented with investments in associates in these consolidated financial statements.

Consolidated statement of cash flows

Consolidated statement of cash flows

The company’s consolidated statement of cash flows is prepared in accordance with the indirect method, classifying cash flows by operating, investing and financing activities.

Cash and cash equivalents - Cash and cash equivalents consist of holding company, subsidiary and Fairfax India cash on hand, demand deposits with banks and other short term highly liquid investments with maturities of three months or less when purchased, and exclude cash and short term highly liquid investments that are restricted.

Investments

Investments

Investments include cash and cash equivalents, short term investments, bonds, equity instruments, investments in associates, derivative assets, other invested assets (primarily investment property) and derivative obligations. Management determines the appropriate classifications of investments at their acquisition date.

Classification - Short term investments, bonds, preferred stocks, common stocks, and derivatives are classified at FVTPL. The company manages these investments on a fair value basis, using fair value information to assess investment performance and to make investment decisions. The company has not elected to irrevocably designate any of its common stocks or preferred stocks at fair value through other comprehensive income. The company classifies its short term investments and bonds based on both the company’s business model for managing those financial assets and their contractual cash flow characteristics. While the contractual cash flows of certain of the company’s short term investments and bonds are solely principal and interest, those investments are neither held for the purpose of collecting contractual cash flows nor held both for collecting contractual cash flows and for sale. The collection of contractual cash flows is incidental to the company’s business model of maximizing total investment return on a fair value basis.

Recognition and measurement - The company recognizes purchases and sales of investments on the trade date, the date on which the company commits to purchase or sell the investment. Transactions pending settlement are reflected on the consolidated balance sheet in other assets or in accounts payable and accrued liabilities. Investments classified at FVTPL are initially recognized at fair value with transaction costs recorded as investment expenses (a component of interest and dividends) in the consolidated statement of earnings.

Subsequent to initial recognition, investments classified at FVTPL are measured at fair value with changes in fair value reported in the consolidated statement of earnings as investment income, comprised of interest and dividends and net gains (losses) on investments. Interest and dividends represent interest income on short term investments and bonds calculated using the effective interest method, and dividends received on holdings of common stocks and preferred stocks, net of investment expenses. All other changes in fair value are reported in net gains (losses) on investments in the consolidated statement of earnings. For short term investments and bonds, the sum of their interest income and net gains (losses) on investments is equal to their total change in fair value for the reporting period.

For investments classified at FVTPL, the company further disaggregates net gains (losses) on investments into realized and unrealized components in note 5. Where a financial instrument continues to be held by the company at the end of a reporting period, changes in the fair value of that instrument during the reporting period, excluding those changes reported as interest and dividends, are presented in net change in unrealized gains (losses). On disposition or as a result of a change in accounting for that financial instrument, its inception-to-date net gain (loss), excluding those changes previously reported as interest and dividends, is presented as net realized gains (losses). The cumulative unrealized net gain (loss) recognized in prior periods on that financial instrument is then reversed in net change in unrealized gains (losses). The sum of the inception-to-date net gain (loss) and the cumulative reversal of prior period net unrealized gains (losses) equals that financial instrument’s net gain (loss) on investment for the current reporting period as presented in the consolidated statement of earnings.

Interest and dividends and net gains (losses) on investments are reported as operating activities in the consolidated statement of cash flows.

Derecognition - An investment is derecognized when the rights to receive cash flows from the investment have expired or have been transferred and when the company has transferred substantially the risks and rewards of ownership.

Short term investments - Highly liquid debt instruments with maturity dates between three months and twelve months when purchased are classified as short term investments.

Bonds - Debt instruments with maturity dates greater than twelve months when purchased, or illiquid debt instruments with maturity dates of twelve months or less when purchased, are classified as bonds.

Derivatives - Derivatives may include interest rate, credit default, currency and total return swaps, futures, forwards, warrants and consumer price index linked (“CPI-linked”) and option contracts, all of which derive their value primarily from changes in underlying interest rates, foreign exchange rates, credit ratings, commodity values, inflation indexes or equity instruments. A derivative contract may be traded on an exchange or over-the-counter (“OTC”). Exchange-traded derivatives are standardized and include futures and certain warrants and option contracts. OTC derivative contracts are individually negotiated between contracting parties and may include the company’s forwards, CPI-linked derivatives and total return swaps.

The company uses derivatives for investment purposes and to mitigate financial risks arising from its investment holdings and reinsurance contracts, and monitors its derivatives for effectiveness in achieving their risk management objectives where applicable.

The fair value of derivatives in a gain position are presented on the consolidated balance sheet in holding company cash and investments, and in portfolio investments as derivatives and other invested assets. The fair value of derivatives in a loss position are presented on the consolidated balance sheet in derivative obligations. The initial premium paid for a derivative contract, if any, is recorded as a derivative asset and subsequently adjusted for changes in the fair value of the contract at each reporting date. Changes in the fair value of derivatives are recorded as net gains (losses) on investments in the consolidated statement of earnings.

Cash received from counterparties as collateral for derivative contracts is recognized on the consolidated balance sheet in holding company cash and investments or subsidiary cash and short term investments, and a corresponding liability is recognized in accounts payable and accrued liabilities. Securities received from counterparties as collateral are not recorded as assets.

Cash and securities delivered to counterparties as collateral for derivative contracts continue to be reflected as assets on the consolidated balance sheet in holding company cash and investments or in portfolio investments as assets pledged for derivative obligations. The portion of the collateral related to changes in fair value of derivative contracts may be repledged by the counterparties holding the collateral.

Determination of fair value - Fair values for substantially all of the company’s financial instruments are measured using market or income approaches. Considerable judgment may be required in interpreting market data used to develop estimates of fair value. Accordingly, actual values realized in future market transactions may differ from the estimates presented in these consolidated financial statements. The use of different market assumptions and/or valuation methodologies may have a material effect on the estimated fair values. The fair values of financial instruments are based on bid prices for financial assets and ask prices for financial liabilities. The company categorizes its fair value measurements using a three-level fair value hierarchy in accordance with IFRS as described below:

Level 1 - Inputs represent unadjusted quoted prices for identical instruments exchanged in active markets. The fair values of the majority of the company’s common stocks, equity call options and certain warrants are based on published quotes in active markets.

Level 2 - Inputs include directly or indirectly observable inputs (other than Level 1 inputs) such as quoted prices for similar financial instruments exchanged in active markets, quoted prices for identical or similar financial instruments exchanged in inactive markets and other market observable inputs. The fair value of the vast majority of the company’s investments in bonds are priced based on information provided by independent pricing service providers while much of the remainder, along with most derivative contracts (including total return swaps, U.S. treasury bond forward contracts and certain warrants) are based primarily on non-binding third party broker-dealer quotes that are prepared using Level 2 inputs. Where third party broker-dealer quotes are used, typically one quote is obtained from a broker-dealer with particular expertise in the instrument being priced. Preferred stocks are priced using a combination of independent pricing service providers and internal valuation models that rely on directly or indirectly observable inputs.

The fair values of investments in certain limited partnerships classified as common stocks on the consolidated balance sheet are based on the net asset values received from the general partner, adjusted for liquidity as required and are classified as Level 2 when they may be liquidated or redeemed within three months or less of providing notice to the general partner. All other such investments in limited partnerships are classified as Level 3.

Level 3 - Inputs include unobservable inputs that management uses to develop assumptions for which market data is limited or unavailable at the measurement date. In some instances, such as for private company preferred shares, management will use limited recent market transactions that are corroborated by industry accepted discounted cash flow models that incorporate one or more unobservable inputs.

Transfers between fair value hierarchy levels are considered effective from the beginning of the annual reporting period in which the transfer is identified.

Valuation techniques used by the company’s independent pricing service providers and third party broker-dealers include use of prices from similar instruments where observable market prices exist, discounted cash flow analysis, option pricing models, and other valuation techniques commonly used by market participants. The company assesses the reasonableness of pricing received from these third party sources by comparing the fair values received to recent transaction prices for similar assets where available, to industry accepted discounted cash flow models (that incorporate estimates of the amount and timing of future cash flows and market observable inputs such as credit spreads and discount rates) and to option pricing models (that incorporate market observable inputs including the quoted price, volatility and dividend yield of the underlying security and the risk free rate).

The company employs specialist personnel for the valuation of its investment portfolio. Detailed valuations are prepared for those financial instruments that are priced internally, while external pricing received from independent pricing service providers, third party broker-dealers and industry experts are evaluated by the company for reasonableness. The company’s Chief Financial Officer oversees the valuation function and regularly reviews valuation processes and results, including at each quarterly reporting period. Significant valuation matters, particularly those requiring extensive judgment, are communicated to the company’s Audit Committee.

Foreign currency translation

Foreign currency translation

Functional and presentation currency - The consolidated financial statements are presented in U.S. dollars which is the holding company’s functional currency and the presentation currency of the consolidated group.

Foreign currency transactions - Foreign currency transactions are translated into the functional currencies of the holding company and its subsidiaries using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of earnings in net gains (losses) on investments. Non-monetary items carried at cost are translated using the exchange rate at the date of the transaction. Non-monetary items carried at fair value are translated using the exchange rate at the date the fair value is determined.

Translation of foreign subsidiaries - The functional currency of some of the company’s subsidiaries (principally in Canada, Europe, India, other parts of Asia and South America) differ from the consolidated group’s U.S. dollar presentation currency. Assets and liabilities of these foreign subsidiaries (including goodwill and fair value adjustments arising on their acquisition, where applicable) are translated on consolidation using exchange rates at the balance sheet date. Income and expenses are translated at average exchange rates for the period. The net unrealized gain or loss resulting from this translation is recognized in accumulated other comprehensive income (loss), and recycled to the consolidated statement of earnings upon loss of control of a foreign subsidiary.

Hedging

Hedging

At the inception of a hedge transaction the company documents the economic relationship between the hedged item and hedging instrument, and its risk management objective and strategy for undertaking the hedge.

Net investment hedge - The company has designated the principal amount of its Canadian dollar denominated borrowings as a hedge of its net investment in its Canadian subsidiaries with a Canadian dollar functional currency, and has designated the principal amount of its euro denominated borrowings as a hedge of its net investment in its European operations with a euro functional currency. Unrealized gains or losses relating to the effective portions of the hedges are initially recognized in other comprehensive income (loss), and recycled from accumulated other comprehensive income (loss) to the consolidated statement of earnings upon disposal of an investment in a hedged foreign subsidiary or associate. Gains and losses relating to any ineffective portion of the hedges are recorded in net gains (losses) on investments in the consolidated statement of earnings.

Insurance contracts and reinsurance contract assets held

Insurance contracts and reinsurance contract assets held

Definition and classification

Insurance contracts - Insurance contracts are those contracts that have significant insurance risk at the inception of the contract. Insurance risk arises when the company agrees to compensate a policyholder if a specified uncertain future event adversely affects the policyholder, with the possibility of paying, including variability in the timing of payments, significantly more in a scenario where the insured event occurs than when it does not occur. Contracts not meeting the definition of an insurance contract are classified as investment contracts, derivative contracts or service contracts, as appropriate. Insurance contracts include both direct and assumed (reinsurance) insurance contracts issued by the company.

Reinsurance contract assets held - Ceded reinsurance contracts do not relieve the company of its liability associated with underlying insurance contracts. Reinsurance contract assets held are presented separately on the consolidated balance sheet to indicate the extent of credit risk and the obligations of the company to its policyholders.

Insurance contracts acquired in a transfer or in a business combination - Insurance contracts acquired in a transfer or in a business combination represent the risk of future development of claims that have already been incurred and the settlement of those claims in addition to any unexpired insurance coverage remaining on the acquired contracts.

Unit of account and recognition - Insurance contracts and reinsurance contract assets held are required to be aggregated into portfolios of insurance contracts, based on underlying risk and the management of those risks, then further aggregated into groups based on the underlying expected profitability and date of issuance, with groups not containing contracts issued more than one year apart.

Insurance contracts are recognized from the earliest of: the beginning of the insurance contract’s coverage period; when payment from the policyholder becomes due or, if there is no contractual due date, when it is received; and when a contract is onerous.

Reinsurance contract assets held that provide proportionate reinsurance coverage are recognized from the later of: the beginning of the reinsurance contract’s coverage period; and when underlying insurance contracts are initially recognized.

Reinsurance contract assets held that do not provide proportionate reinsurance coverage are recognized at the beginning of the coverage period for the reinsurance contract unless the company recognizes onerous insurance contracts at an earlier date which are reinsured and the related reinsurance contract was entered into prior to the onerous contract being recognized, in which case the reinsurance contract assets held are recognized at the date the onerous groups of underlying insurance contracts are recognized.

When insurance and reinsurance contract assets held are recognized, they are added to an existing group of contracts where possible. If the insurance contract cannot be added to an existing group based on the criteria set out above, a new group is formed. Groups of contracts are established on initial recognition and their composition is not revised once all contracts have been added to the group.

For insurance contracts acquired with incurred claims and remaining coverage, the company is considered to have issued a new, separate insurance contract with two coverages: coverage for claims events that have yet to occur and coverage for the development of claims events that have already occurred. For acquired contracts in their settlement period which are fully earned, the company is considered to have issued an adverse development cover for the acquired claim liability. These types of insurance contracts are accounted for as if they were entered into at the date of acquisition or transfer.

Measurement

The company measures its insurance contracts and reinsurance contract assets held, depending on the types of contracts written, using principally two models: Premium Allocation Approach (“PAA”) and to a lesser extent the General Measurement Model (“GMM”), primarily at its life and run - off operations. Short - duration contracts where there is no significant variability in cash flows are primarily measured using the PAA, while long - duration contracts, which often include acquired contracts, are primarily measured using the GMM. The principles for initial and subsequent measurement when applying the GMM or the PAA are applicable to both property and casualty and life insurance contracts. The measurement components are:

Contract boundary - The contract boundary determines the cash flows that are included in the measurement of a group of insurance contracts and reinsurance contract assets held. For insurance contracts, cash flows are within the contract boundary if they arise from substantive rights and obligations that exist during the reporting period in which the company can compel the policyholder to pay premiums or has a substantive obligation to provide services including insurance coverage. For reinsurance contract assets held, cash flows are within the contract boundary if they arise from substantive rights and obligations that exist during the reporting period in which the company is compelled to pay amounts to the reinsurer or has a substantive right to receive services from the reinsurer.

Fulfillment cash flows within the contract boundary - Fulfillment cash flows are current estimates of cash flows within the contract boundary of a group of contracts which include premiums, claims, acquisition costs and other expenses that the company expects, adjusted to reflect the timing and uncertainty of those amounts with an explicit risk adjustment for non - financial risk.

There are two types of directly attributable costs that are included in the contract boundary:

Acquisition costs - Certain costs of acquiring insurance contracts, consisting of broker commissions, premium taxes, underwriting costs and related overhead are deferred and amortized into earnings as the related premiums are earned. Insurance acquisition cash flows are allocated to groups of insurance contracts based on the contracts that generated the expenses. Insurance acquisition cash flows paid before the recognition of the related group of contracts are recognized as an asset and subsequently derecognized and included within the group of insurance contracts when the related contracts are recognized. At each reporting date, the company assesses for impairment and will recognize impairment losses when the carrying amount of the asset exceeds the expected net cash inflows for the related group of insurance contracts. The company reverses any impairment losses and increases the carrying amount of the asset to the extent that the impairment conditions have reversed.

Other costs that are incurred in fulfilling insurance contracts - These comprise all remaining directly attributable costs that are not categorized as acquisition costs and include losses on claims, together with both allocated and unallocated loss adjustment expenses, and related overhead.

Contracts measured under the Premium Allocation Approach

The company uses the PAA for measuring all insurance and reinsurance contract assets held which are eligible for the simplified methodology. Insurance and reinsurance contract assets held are eligible when the coverage period of each contract in the group is one year or less or the company reasonably expects that the resulting measurement of the liability for remaining coverage (“LRC”) would not differ materially from that of applying the GMM. When comparing the different possible measurements, the company considers the impact of different release patterns of the LRC to the consolidated statement of earnings, the impact of discounting and financial risks, and whether significant variability in the cash flows exists.

Insurance contracts

Initial measurement - On initial recognition of each group of insurance contracts, the carrying amount of the LRC is measured as the premiums received on initial recognition minus any insurance acquisition cash flows allocated to the group, adjusted for any amounts previously recognized for cash flows related to the group (including assets for insurance acquisition cash flows). The company defers and amortizes insurance acquisition cash flows for all groups of contracts. Unless the contracts are onerous, the explicit risk adjustment for non - financial risk is only estimated for the measurement of the liability for incurred claims (“LIC”).

If there are indications that a group of insurance contracts is onerous, then the company recognizes a loss in insurance service expense in the consolidated statement of earnings and increases the LRC if the current estimates of the fulfillment cash flows that relate to remaining coverage exceed the carrying amount of the LRC. This excess is recognized as a loss component within the LRC, which is reported in insurance contract liabilities on the consolidated balance sheet.

Subsequent measurement - The carrying amount of a group of insurance contracts at each reporting date is the sum of the LRC and the LIC. On subsequent measurement, the carrying amount of the LRC is increased by any premiums received and the amortization of insurance acquisition cash flows recognized as expenses, and decreased by the amount recognized as insurance revenue for services provided and any additional insurance acquisition cash flows allocated after initial recognition.

The LIC includes the fulfillment cash flows for losses on claims and expenses that have not yet been paid, including claims that have been incurred but not reported (“IBNR”). It reflects both a risk adjustment for non - financial risk and the time value of money as most of the company’s insurance contracts issued and measured under the PAA typically have a settlement period of over one year.

In each reporting period, the company remeasures the loss component using the same calculation as on initial recognition and reflects any changes by adjusting the loss component as required until the loss component is reduced to zero, with such adjustments recognized in insurance service expenses. If a loss component did not exist on initial recognition but there are indications that a group of contracts is onerous on subsequent measurement, then the company establishes the loss component using the same methodology as on initial recognition.

Reinsurance contract assets held

Initial measurement - On initial recognition of each group of reinsurance contracts, the carrying amount of the asset for remaining coverage (“ARC”) is measured as the premiums paid (i.e. premiums ceded) on initial recognition, adjusted for ceding commissions that are not contingent on claims and any amounts previously recognized for cash flows related to the group. The company does not recognize any insurance acquisition cash flows for reinsurance contract assets held. For contracts measured under the PAA, the explicit risk adjustment for non - financial risk is only estimated for the measurement of the asset for incurred claims (“AIC”).

When there is an onerous group of underlying contracts, a loss - recovery component is created for the group of reinsurance contract assets held which adjusts the ARC, and determines the amounts that are subsequently presented in the consolidated statement of earnings within net reinsurance result as reversals of recoveries of losses and removed from the cost of reinsurance.

Subsequent measurement - The carrying amount of a group of reinsurance contract assets held at each reporting date is the sum of the ARC and the AIC. On subsequent measurement, the carrying amount of the ARC is increased by any premiums paid, and reduced by the amount recognized as cost of reinsurance for services received.

For contracts measured under the PAA, the asset for incurred claims is measured consistent with the asset for incurred claims under the GMM and reflects a risk adjustment for non - financial risk and the time value of money as most of the company’s reinsurance contract assets held and measured under the PAA typically have a settlement period of over one year.

If a loss - recovery component exists, it is adjusted on subsequent measurement to reflect changes in the loss component of the onerous group of underlying contracts to the extent that it impacts reinsured cash flows, but it cannot exceed the portion of the loss component of the onerous group of underlying contracts that the company expects to recover from the reinsurance contract assets held.

Contracts measured under the General Measurement Model

Insurance contracts

Initial measurement - On initial recognition, the company measures a group of insurance contracts as the total of (i) fulfillment cash flows, which comprise estimates of future cash flows, adjusted to reflect the time value of money and both financial and non - financial risk, and (ii) the contractual service margin (“CSM”) representing the unearned profit.

The risk adjustment for non - financial risk for a group of insurance contracts, determined separately from the other estimates, reflects the compensation required for bearing uncertainty about the amount and timing of the cash flows that arise from non - financial risk. For insurance contracts issued, the portion of the risk adjustment for non - financial risk relating to the LRC is recognized in insurance revenue as the risk is released, while the portion relating to the LIC is recognized in insurance service expenses. The entire change in the risk adjustment is therefore included within the insurance service result in the consolidated statement of earnings. The significant judgments used in determining the risk adjustment are further described in note 4.

The CSM on initial recognition of a group of insurance contracts is recognized as the net inflow of the total of fulfillment cash flows and any amount arising from the derecognition of any assets or liabilities previously recognized for cash flows related to the group (including assets for insurance acquisition cash flows).

If the fulfillment cash flows are a net outflow, then the group of insurance contracts is onerous and the net outflow is recognized as a loss within insurance service expense in the consolidated statement of earnings and as a loss component within the LRC on the consolidated balance sheet to represent the amount of the net cash outflow, which determines the amounts that are subsequently presented within insurance revenue and insurance service expense.

Subsequent measurement - The carrying amount of a group of insurance contracts at each reporting date is the sum of the LRC and the LIC. The LRC comprises the fulfillment cash flows that relate to future insurance coverage and services and remaining CSM. The LIC includes the fulfillment cash flows for losses on claims and expenses that have not yet been paid, including claims that have been incurred but not reported.

The fulfillment cash flows of groups of insurance contracts are measured at the reporting date using current estimates of future cash flows, current discount rates and current estimates of the risk adjustment for non - financial risk.

Changes in expected fulfillment cash flows which relate to future services adjust the CSM or are recognized in the consolidated statement of earnings if there is a loss component or no CSM. Changes in fulfillment cash flows which relate to current or past services are recognized in the consolidated statement of earnings. Any changes from the effects of the time value of money or financial risk are recognized within net finance income (expense) from insurance contracts in the consolidated statement of earnings.

The CSM of each group of contracts is adjusted to reflect changes in unearned profit, including from new contracts, interest accretion on the CSM, assumption changes related to future service that impact the fulfillment cash flows, effects of currency exchange differences on the CSM, and CSM recognized in revenue for services provided in the reporting period.

If a loss component exists, when there are changes to the fulfillment cash flows within the LRC, they are allocated between the loss component and the LRC excluding the loss component on a systematic basis. The systematic basis is determined by the proportion of the loss component relative to the total estimate of the present value of the future cash outflows plus the risk adjustment for nonfinancial risk at the beginning of each year (or on initial recognition if a group of contracts is initially recognized in the year). Decreases in future fulfillment cash flows reduce the remaining loss component and reinstate the CSM after the loss component is reduced to zero, and conversely, increases in future fulfillment cash flows increase the loss component with changes in the loss component recognized within insurance service expense in the consolidated statement of earnings. The company applies the systematic allocation first before increases and decreases to the loss component related to future service in each reporting period. Insurance finance income or expense will be allocated to the loss component as part of the systematic allocation at current rates.

Reinsurance contract assets held

Initial measurement - On initial recognition, the CSM of a group of reinsurance contract assets held represents the net cost or net gain on purchasing reinsurance. The CSM is measured as the equal and opposite amount of the total of the fulfillment cash flows, any amounts arising from the derecognition of any assets or liabilities previously recognized for cash flows related to the group, any cash flows arising at that date and any income recognized in the consolidated statement of earnings because of onerous underlying contracts recognized at that date. However, if any net cost on purchasing reinsurance coverage relates to insured events that occurred before the initial recognition of the group, then the company recognizes the cost immediately in the consolidated statement of earnings as an expense in net reinsurance result.

The company measures the estimates of the present value of future cash flows using assumptions that are consistent with those used to measure the estimates of the present value of future cash flows for the underlying insurance contracts, with an adjustment for any risk of non - performance by the reinsurer which represents losses from disputes or credit risk. The company does not recognize any insurance acquisition cash flows for reinsurance contract assets held.

The risk adjustment for non - financial risk is the amount of risk being transferred by the company to the reinsurer and is calculated by determining these amounts on a gross and net of reinsurance basis, with the difference representing the amounts transferred. The significant judgments used in determining the risk adjustment are further described in note 4.

The company adjusts the CSM of the group of reinsurance contracts and recognizes a loss - recovery component on initial recognition of onerous underlying contracts, if the reinsurance contract is entered into before or at the same time as the onerous underlying contracts are recognized. The adjustment to the CSM is determined by multiplying the amount of the loss that relates to the underlying contracts and the expected percentage of claims recovery on the underlying contracts.

A loss - recovery component is created for the group of reinsurance contract assets held which adjusts the CSM, and determines the amounts that are subsequently presented in the consolidated statement of earnings within net reinsurance result as reversals of recoveries of losses and removed from the cost of reinsurance.

For reinsurance contract assets held acquired in a transfer of contracts or a business combination covering onerous underlying contracts, the adjustment to the CSM is determined using the same calculation, except it is calculated at the date of acquisition. For reinsurance contract assets held acquired in a business combination, the adjustment to the CSM reduces goodwill or increases a gain on a bargain purchase.

Subsequent measurement - The carrying amount of a group of reinsurance contract assets held at each reporting date is the sum of the ARC and the AIC. The ARC comprises (i) the fulfillment cash flows that relate to services that will be received under the contracts in future periods, and (ii) any remaining CSM at that date. The AIC includes the fulfillment cash flows for recovery of losses on claims and expenses that have not yet been received, including for recovery of claims that have been incurred but not yet reported.

The CSM of each group of reinsurance contract assets held is adjusted to reflect changes to fulfillment cash flows, including from new contracts, assumption changes, and the amounts recognized in the consolidated statement of earnings from services received in the reporting period. For changes in fulfilment cash flows which result from changes in the fulfillment cash flows of the underlying insurance contracts which do not adjust the CSM, these changes are recognized immediately within the consolidated statement of earnings.

If a loss - recovery component exists, it is adjusted on subsequent measurement to reflect changes in the loss component of the onerous group of underlying contracts to the extent that it impacts reinsured cash flows, but it cannot exceed the portion of the loss component of the onerous group of underlying contracts that the company expects to recover from the reinsurance contract assets held.

Insurance contracts acquired in a transfer or in a business combination

Initial measurement - On initial recognition of insurance contracts that are acquired in a transfer or in a business combination, the company records the contracts as if it had entered into them on the acquisition date. For insurance contracts acquired in a transfer, the consideration received or paid represents the premium deemed to be received. For insurance contracts acquired in a business combination, the consideration is deemed to be the insurance contracts’ fair value at the acquisition date. Acquired contracts which are in their settlement period are included within the LRC and their coverage period extended to reflect the expected settlement of these claims.

Subsequent measurement - On subsequent measurement of insurance contracts that are acquired in a transfer or in a business combination, the company accounts for the contracts using the same principles as applied to other insurance contracts measured under the GMM and the LRC will be released into insurance revenue over the expected claims settlement pattern with the claims being recognized within insurance service expenses as those claims are settled.

Derecognition and contract modification

An insurance contract is derecognized when it is extinguished, i.e. when the specified obligations in the contract expire or are discharged or cancelled. An insurance contract is also derecognized if its terms are modified in a way that would have significantly changed the accounting for the contract had the new terms always existed, in which case a new contract based on the modified terms is recognized. If an insurance contract modification does not result in derecognition, then the changes in cash flows caused by the modification are treated as changes in estimates of fulfillment cash flows.

Presentation

Any assets or liabilities recognized for cash flows arising before the recognition of the related group of contracts (including any assets for insurance acquisition cash flows) are included in the carrying amount of the related portfolios of contracts (see note 8).

Amounts recognized in the consolidated statement of earnings for insurance contracts are disaggregated into (i) an insurance service result, comprised of insurance revenue and insurance service expenses (“net insurance result”), (ii) cost of reinsurance and recoveries of insurance service expense (“net reinsurance result”), and (iii) net finance income or expenses from insurance contracts.

Changes in the risk adjustment for non-financial risk are not disaggregated between the insurance service result and net finance income or expenses from insurance contracts. All changes in the risk adjustment for non-financial risk are included in the insurance service result in the consolidated statement of earnings.

Consolidated Statement of Earnings

Insurance revenue

Contracts measured under the PAA

For contracts measured under the PAA, the company recognizes insurance revenue based on the expected premium receipts and the passage of time over the coverage period of a group of contracts unless the release of risk differs significantly from the passage of time, such as with certain acquired contracts. In those instances insurance revenue is recognized based on the release of risk.

Contracts measured under the GMM

Insurance revenue is recognized over the coverage terms of the underlying policies in accordance with the level of protection provided, which is represented by the total of the changes in the LRC for which consideration is expected, comprised of the following:

●	a release of the CSM, measured based on services provided as described below;
●	changes in the risk adjustment for non - financial risk relating to current services;
●	claims and other insurance service expenses incurred in the period, measured at the amounts expected at the beginning of the year;
●	insurance revenue would be reduced by systematic allocations to the loss component for changes in risk adjustment and incurred claims and other insurance service expenses;
●	amortization of insurance acquisition cash flows; and
●	other amounts, including premium experience adjustments related to current or past service.

The amount of the CSM that is recognized as insurance revenue in each period is determined by calculating the amount of insurance services provided in the current period compared to future periods over the expected coverage period. The expected coverage period reflects the coverage term and expectations of insured events occurring to the extent that they affect the expected coverage period.

Insurance service expense

Insurance service expenses arising from insurance contracts are recognized in the consolidated statement of earnings as they are incurred and include losses on claims, other insurance service expenses, amortization of insurance acquisition costs, losses and reversals of losses on onerous contracts, and impairment losses and reversals of those impairment losses on insurance acquisition cash flow assets.

Net reinsurance result

Net reinsurance result comprises the cost of reinsurance less recoveries of insurance service expenses from reinsurers. The cost of reinsurance is recognized in the consolidated statement of earnings as services are received from the reinsurer over the coverage period. Recoveries of insurance service expenses from reinsurers are recognized in the consolidated statement of earnings as claims and other insurance service expenses are recovered, including any changes in expectations for these amounts, and recoveries and reversals of recoveries of the loss - recovery component. The establishment of the loss - recovery component and subsequent increases or decreases in the loss - recovery component related to future service are presented in net reinsurance result.

Net finance income or expense from insurance contracts and reinsurance contract assets held

Net finance income or expense from insurance contracts and reinsurance contract assets held as presented in the consolidated statement of earnings are principally comprised of changes in the carrying amounts of insurance and reinsurance contracts arising from the effects of the time value of money. The sources of the insurance finance income and expense arise from the effects of discounting the fulfillment cash flows within the ARC and LRC under the GMM and the AIC and LIC under all measurement models at current rates; discounting the ARC and LRC under the PAA where a significant financing component exists and accreting interest on the CSM at locked-in rates.

Insurance contract receivables and payables

Insurance contract receivables and payables primarily consist of amounts owing from and to agents, brokers, third party administrators and other intermediaries that are not directly attributable to a specific group of insurance or reinsurance contracts.

Foreign currency transactions in insurance contracts and reinsurance contract assets held

Foreign currency transactions within groups of insurance contracts and reinsurance contract assets held are accounted for using a multi-currency approach whereby each group’s underlying cash flows are accounted for in their transactional currencies and each group of contracts, including a group’s CSM, is considered a monetary item. As a result, the underlying currencies within a group are translated at the end of a reporting period into the company's functional currency at period-end exchange rates. Foreign exchange gains and losses resulting from the settlement or from the translation at period-end exchange rates of the underlying currencies within a group of insurance contracts or reinsurance contract assets held are recognized in the consolidated statement of earnings in net gains (losses) on investments.

Income taxes

Income taxes

The provision for income taxes for the period comprises current and deferred income tax. Income taxes are recognized in the consolidated statement of earnings, except when related to items recognized in other comprehensive income (loss) or in equity. In those cases, the income taxes are also recognized in other comprehensive income (loss) or in equity, respectively, except for dividends where the income taxes are recognized in earnings, other comprehensive income (loss) or equity according to where the transactions that generated the distributable profits were recognized.

Current income tax is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the company’s subsidiaries and associates operate and generate taxable income.

Deferred income tax is calculated under the liability method whereby deferred income tax assets and liabilities are recognized for temporary differences between the financial statement carrying amounts of assets and liabilities and their respective income tax bases at current substantively enacted tax rates. With the exception of initial recognition of deferred income tax arising from business combinations, changes in deferred income tax associated with components of other comprehensive income (loss) are recognized in other comprehensive income (loss) while all other changes in deferred income tax are included in the provision for income taxes in the consolidated statement of earnings.

Deferred income tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized. Carry forwards of unused losses or unused tax credits are tax effected and recognized as deferred tax assets when it is probable that future taxable profits will be available against which these losses or tax credits can be utilized.

Deferred income tax is not recognized on unremitted earnings of subsidiaries where the company has determined it is not probable those earnings will be repatriated in the foreseeable future.

Current and deferred income tax assets and liabilities are offset when the income taxes are levied by the same taxation authority and there is a legally enforceable right of offset.

Investment property

Investment property

Investment property consists of real estate held by the company for capital appreciation, rental income, or both, and is initially recorded at cost, including transaction costs, and subsequently measured at fair value. On the consolidated balance sheet investment property is included in portfolio investments by the insurance and reinsurance companies and in other assets by the non-insurance companies. In the consolidated statement of earnings, insurance and reinsurance companies record investment property rental income and direct expenses in interest and dividends, and changes in fair value in net gains (losses) on investments, while non-insurance companies record investment property rental income and changes in fair value in non - insurance revenue, and direct expenses in non - insurance expenses.

Non - insurance revenue

Non - insurance revenue

Non - insurance revenue is primarily comprised of revenue earned by the non-insurance companies. Revenue from restaurant and retail sales is recognized when the company provides goods to the customer and receives payment. Revenue from the sale of other goods is typically recognized when shipped to the customer, with payment received in advance of shipment. The shipping and handling performance obligation is recorded as a contract liability and recognized as revenue once the services have been performed. Revenue from providing travel, hospitality and other non-insurance services is recognized over time based on measured progress towards complete satisfaction of the related performance obligations. Payment is usually received at the time of initial booking for travel and hospitality services, and received in installments for other services. Unconditional payments due from customers for satisfied performance obligations are recorded as non-insurance revenue receivables within other assets on the consolidated balance sheet. Customer prepayments are recorded as deferred revenue within accounts payable and accrued liabilities on the consolidated balance sheet and are not recognized as revenue until the shipment of goods or provision of services occurs. Certain contracts include multiple deliverables which are accounted for as separate performance obligations, with the transaction price allocated to the performance obligations based on their individual selling prices.

Non - insurance expenses	Non - insurance expenses Non - insurance expenses is primarily comprised of the cost of inventories sold or services provided and the operating expenses of the non-insurance companies.
Equity

Equity

Common stock issued by the company is classified as equity when there is no contractual obligation to transfer cash or other financial assets to the holder of the shares. Incremental costs directly attributable to the issue or repurchase of equity instruments are recognized in equity, net of tax.

Treasury shares are equity instruments repurchased by the company which have not been canceled and are deducted from equity on the consolidated balance sheet, irrespective of the objective of the purchase. The company acquires its own subordinate voting shares on the open market for its share-based payment awards. No gain or loss is recognized in the consolidated statement of earnings on the purchase, sale, issue or cancellation of treasury shares. Consideration paid or received is recognized directly in equity.

Dividends and other distributions to holders of the company’s equity instruments are recognized directly in equity.

Net earnings per share attributable to shareholders of Fairfax

Net earnings per share attributable to shareholders of Fairfax

Net earnings (loss) per share - Basic net earnings (loss) per share is calculated by dividing the net earnings (loss) attributable to shareholders of Fairfax, after the deduction of preferred share dividends declared and the excess over stated value of preferred shares purchased for cancellation, by the weighted average number of subordinate and multiple voting shares issued and outstanding during the period, excluding subordinate voting shares purchased by the company and held as treasury shares.

Net earnings (loss) per diluted share - Diluted net earnings (loss) per share is calculated in the same manner as basic net earnings (loss) per share except that the weighted average number of subordinate and multiple voting shares outstanding during the period is adjusted for the dilutive effect, if any, of share-based payments.

New accounting pronouncements adopted in 2023

New accounting pronouncements adopted in 2023

IFRS 17 Insurance Contracts (“IFRS 17”)

IFRS 17, a comprehensive standard for the recognition, measurement, presentation and disclosure of insurance contracts, was adopted by the company on January 1, 2023. The standard requires entities to measure insurance contracts using current estimates of fulfillment cash flows, which include all future cash flows associated with insurance contracts, under one of three measurement models, of which the company principally uses two as discussed above. The company primarily underwrites commercial property, casualty, and specialty risks including treaty and facultative reinsurance. The company, through Eurolife, also writes life, disability, accident, health and critical illness insurance in addition to offering investment related products.

Impact of Transition

Under the transitional provisions of IFRS 17, the cumulative effect of initially applying IFRS 17 was an increase to common shareholders’ equity of $150.2, which was recognized as an adjustment to retained earnings in the opening consolidated balance sheet as at January 1, 2022. Additionally, the prior year was restated as required, resulting in an increase to consolidated net earnings attributable to shareholders of Fairfax of $2,227.0 for the year ended December 31, 2022 and a cumulative increase to common shareholders’ equity of $2,439.6 at December 31, 2022. These adjustments are presented in the consolidated statements of changes in equity for the years ended December 31, 2023 and 2022 as applicable.

The majority of the company’s insurance contracts issued and reinsurance contract assets held are measured using the PAA. The measurement principles using the PAA which differ from those under IFRS 4 primarily include:

●	the discounting and the inclusion of a specific risk adjustment for non-financial risk for the provision for losses and loss adjustment expenses (previously included in insurance contract liabilities on the consolidated balance sheet), which are included within the LIC and AIC;
●	the measurement of unearned premiums (previously included in insurance contract liabilities on the consolidated balance sheet) and deferred premium acquisition costs which are now measured as the actual cash flows of premiums received less insurance acquisition cash flows paid and are included net within the LRC and ARC;
●	the netting of certain assumed ceding commission expenses with insurance revenue which were shown gross in the consolidated statement of earnings under IFRS 4;
●	the netting of certain reinsurance ceded commission revenue with the cost of reinsurance which were shown gross in the consolidated statement of earnings under IFRS 4; and
●	the inclusion of net insurance finance income or expense from insurance contracts issued and reinsurance contract assets held in the consolidated statement of earnings which represents the accretion of the effect of discounting and the changes in interest rates and other financial assumptions.

The cumulative increases to common shareholders’ equity were comprised as follows:

	December 31, 2022	January 1, 2022
Common shareholders’ equity as previously reported	15,340.7	15,049.6
IFRS 17 adjustments:
Discounting of provision for losses and loss adjustment expenses	4,668.7	1,536.9
Inclusion of a specific risk adjustment for non-financial risk for provision for losses and loss adjustment expenses	(1,635.5)	(1,421.8)
Other measurement adjustments	375.8	106.7
Deferred income taxes (1)	(726.1)	(60.9)
Non-controlling interests	(243.3)	(10.7)
	2,439.6	150.2
Common shareholders’ equity as restated	17,780.3	15,199.8
(1)	Principally reflects a net increase to deferred income tax liabilities due to the benefit of discounting provision for losses and loss adjustment expenses.

The full retrospective approach was principally applied to identify, recognize and measure insurance contracts and reinsurance contract assets held on transition to IFRS 17 where practicable. Where impracticable, the modified retrospective approach was applied.

Full retrospective approach (“FRA”) - Under the FRA, at January 1, 2022 the company identified, recognized and measured each group of insurance contracts and reinsurance contract assets held and any assets for acquisition costs, and derecognized previously reported balances that would not have existed had IFRS 17 always been applied. These included deferred premium acquisition costs for insurance contracts and certain insurance contract receivables and payables including loss reserves and unearned premiums which are included in the measurement of the insurance contracts and reinsurance contract assets held under IFRS 17.

The company considered the FRA impracticable where effects of the retrospective application were not determinable or where hindsight was required to make assumptions on management’s intent in previous periods including estimating the amounts recognized, measured or disclosed in those periods. Considerations for impracticability included data limitations related to system changes and conversions, data retention, and data quality.

The company determined that reasonable and supportable information was available for the majority of insurance contracts and reinsurance contract assets held, particularly those that are measured under the PAA. Where the FRA was determined to be impracticable, the modified retrospective approach was used and primarily related to certain long-duration contracts and acquired insurance contracts where the measurement models were those other than the PAA.

Irrespective of the transition approach applied, the consequential amendments to IFRS 3 Business Combinations introduced by IFRS 17 required that contracts acquired be classified as insurance contracts based on the contractual terms and other factors at the date of acquisition. This requirement was not applied to business combinations before January 1, 2023, for which contracts acquired were classified as insurance contracts based on the conditions at contract inception.

Consolidated statements of cash flows - The application of IFRS 17 did not affect the company’s total cash flows from each of operating, investing, or financing activities.

Other accounting pronouncements adopted in 2023

Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)

The amendments to IAS 12 Income Taxes clarify how companies account for deferred tax on transactions that give rise to equal taxable and deductible temporary differences, such as lease transactions under IFRS 16 Leases that require recognition of a lease liability and a corresponding right-of-use asset at the commencement date of a lease. The amendments preclude the use of the initial recognition exemption on such transactions and upon adoption require the deferred tax asset and liability on temporary differences associated with lease balances to be recognized from the beginning of the earliest comparative period presented, with any cumulative effect of initially applying the amendments recorded as an adjustment to opening equity. Adoption of the amendments on January 1, 2023 in accordance with the applicable transition provisions did not have a significant impact on the company’s consolidated financial statements.

Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)

The amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements help entities decide which accounting policies to disclose in their financial statements. The adoption of these amendments on January 1, 2023 is reflected in the company’s accounting policy disclosures in these consolidated financial statements.

Definition of Accounting Estimates (Amendments to IAS 8)

The amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors help entities distinguish between accounting policies and accounting estimates. Prospective adoption of these amendments on January 1, 2023 did not have a significant impact on the company’s consolidated financial statements.

International Tax Reform - Pillar Two Model Rules (Amendments to IAS 12)

On May 23, 2023 the IASB issued amendments to IAS 12 Income Taxes to provide temporary relief from accounting and disclosure for deferred taxes arising from the implementation of Pillar Two model rules published by the Organisation for Economic Co-operation and Development (OECD). The Pillar Two model rules provide a general framework for the implementation of a 15% global minimum tax, which is to be applied on a jurisdiction-by-jurisdiction basis. The company retrospectively adopted this amendment during the second quarter of 2023 and has applied the exception to recognizing and disclosing information regarding Pillar Two deferred income tax assets and liabilities.

The holding company is resident in Canada. In August 2023, Canada released draft legislation in respect of certain aspects of Pillar Two for public consultation. Although it is intended for Canada’s principal Pillar Two rules to take effect on January 1, 2024, Canada has not yet enacted or substantively enacted Pillar Two legislation.

Certain other jurisdictions in which the company operates, including the U.K., have enacted or substantively enacted Pillar Two legislation, certain aspects of which will generally be effective for the company for taxation years beginning on January 1, 2024. The company is in the process of assessing its potential exposure to Pillar Two in these jurisdictions. Based on the company’s preliminary assessment, having regard to the company’s 2023 financial information, the company does not expect that Pillar Two taxes in 2024 in these jurisdictions will have a material impact on the company’s consolidated financial statements.

A number of jurisdictions are implementing, or considering the implementation of, new domestic tax regimes, or are planning to revise existing tax regimes, in response to the global Pillar Two tax initiative. In December 2023, Bermuda introduced a domestic corporate income tax of 15%, effective January 1, 2025. This is generally expected to result in an increase in the company’s liability for taxes in Bermuda and to reduce any Pillar Two top-up taxes payable by the company in respect of Bermuda.

New accounting pronouncements issued but not yet effective

New accounting pronouncements issued but not yet effective

The following new amendments have been issued by the IASB and were not yet effective for the fiscal year beginning January 1, 2023. The company does not expect to adopt them in advance of their effective dates.

Classification of Liabilities as Current or Non-current (Amendments to IAS 1)

On January 23, 2020 the IASB issued amendments to IAS 1 Presentation of Financial Statements to clarify the criteria for classifying a liability as non-current. The amendments were to be applied retrospectively to annual periods beginning on or after January 1, 2023, however on October 31, 2022 the IASB deferred the effective date by one year to January 1, 2024. The company is currently evaluating the expected impact of the amendments on its consolidated financial statements.

Non-current Liabilities with Covenants (Amendments to IAS 1)

On October 31, 2022 the IASB issued amendments to IAS 1 Presentation of Financial Statements to clarify that only covenants with which an entity is required to comply on or before the reporting date affect the classification of a liability as current or non-current. The amendments also require an entity to disclose information in the notes that enables users of financial statements to understand the risk that non-current liabilities with covenants could become repayable within twelve months. The amendments are applied retrospectively on or after January 1, 2024 with early application permitted. The company is currently evaluating the expected impact of the amendments on its consolidated financial statements.

Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)

On September 22, 2022 the IASB issued amendments to IFRS 16 Leases to clarify how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the requirements in IFRS 15 Revenue from Contracts with Customers to be accounted for as a sale. The amendments are applied retrospectively on or after January 1, 2024, with early application permitted, to sale and leaseback transactions entered into after the date of initial application, and are not expected to have a significant impact on the company’s consolidated financial statements.

Lack of Exchangeability (Amendments to IAS 21)

On August 15, 2023 the IASB issued Lack of Exchangeability (Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates) to specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking, as well as require the disclosure of information that enables users of financial statements to understand the effects, risks, estimated rates and techniques used when a currency is not exchangeable. The amendments apply for annual reporting periods beginning on or after January 1, 2025 with early application permitted. When applying the amendments, an entity is not permitted to restate comparative information and instead required to translate the affected amounts at estimated spot exchange rates at the date of initial application, with an adjustment to retained earnings (if between foreign and functional currency) or to the reserve for cumulative translation differences (if between functional and presentation currency). The amendments are not expected to have a significant impact on the company’s consolidated financial statements.